Discontinued Operation	12 Months Ended
Dec. 31, 2022
Discontinued Operation [Abstract]
DISCONTINUED OPERATION

NOTE 4 – DISCONTINUED OPERATION

The Company’s subsidiary Gu’an REIT was primarily engaged in manufacturing and distribution of machinery and equipment used for environmental-friendly construction materials production. On January 2, 2020, Beijing REIT signed a share transfer agreement with a third party - Hebei Huishitong Techonology Inc. (“Huishitong”) to sell 100% ownership interest in Gu’an REIT to Huishitong for a cash consideration of RMB39.9 million (approximately $5.7 million). As of December 31, 2019, the Company received RMB9.7 million (approximately $1.5 million) from Huishitong as an acquisition deposit. In 2020, the Company received an additional RMB26.6 million (approximately $4.1 million). In 2021, the Company received the remaining RMB3.6 million (approximately $0.6 million). The Company recorded a gain from the disposition of $2,231,270 for the year ended December 31, 2020.

The Company’s subsidiary, REIT Changjiang was primarily engaged in solid waste processing business. On November 12, 2021, the Company signed a share transfer agreement with Zhixin Group (Hong Kong) Co., Ltd. and Xiamen Zhixin Building Materials Co., Ltd. (collectively, “Zhixin”) to sell 100% ownership interest in REIT Changjiang to Zhixin for a cash consideration of RMB60.0 million (approximately $9.4 million). As of December 31, 2021, the Company received RMB15 million (approximately $2.1 million) from Zhixin. The Company recorded a loss from the disposition of $6,335,508 for the year ended December 31, 2021. During the year ended December 31, 2022, the Company further received RMB38.5 million (approximately $5.7 million) from Zhixin. The remaining balance amounted to $1,067,945. Allowance for uncollectible balances from the operations amounted to $1,067,945 as of December 31, 2022, respectively.

The discontinued operation represents a strategic shift that has a major effect on the Company’s operations and financial results, which trigger discontinued operations accounting in accordance with ASC 205-20-45. The results of operations related to the discontinued operations for the years ended December 31, 2021 and 2020 were reported as loss from discontinued operations.

The results of discontinued operations of REIT Changjiang for years ended December 31, 2022, 2021 and 2020 are as follows:

	For the Years Ended December 31,
	2022	2021	2020
Revenue	$-	$886,571	1,395,285
Cost of revenues	-	1,657,799	2,235,598
Gross loss	-	(771,228)	(840,313)
Operating expenses	-	829,049	6,036,039
Loss from discontinued operations	-	(1,600,277)	(6,876,352)
Other income (expense), net	-	4,375	(736,249)
Loss before tax	-	(1,595,902)	(7,612,601)
Income tax provision	-	488	-
Net loss from discontinued operations	$-	$(1,596,390)	(7,612,601)